Shareholder Fees (Vanguard Extended Market Index Fund Retail)	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20